LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
21. LOANS AND FINANCING, DEBENTURES, LEASES AND OTHER CREDITORS
21.a. Accounting policy
These are financial liabilities measured initially and recognized by fair value, net of costs incurred to obtain them and subsequently measured by amortized cost (plus pro-rata charges and interest), considering the effective interest rate of each operation, or by fair value through profit or loss.
Borrowing costs directly related to the acquisition, construction or production of an asset that necessarily requires more than 18 months to be completed for use or sale purposes are capitalized as part of the cost of the corresponding asset. The Company did not capitalize borrowing and financing costs and debentures due to the absence of qualifying assets.
Leases
On the lease start date, the Company and its subsidiaries recognize lease liabilities measured at the present value of lease payments to be made during the lease term. Lease payments substantially include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or rate, and amounts expected to be paid under residual value guarantees. Lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and its subsidiaries and payments of fines for termination of the lease, for termination of the lease agreement.
When calculating the present value of lease payments, the Company and its subsidiaries use its incremental borrowing rate on the start date because the interest rate implicit in the lease is not easily determinable. After the commencement date, the amount of the lease liability is increased to reflect accrued interest and reduced for lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (for example, changes in future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the valuation of an option to call the underlying asset.
The present value of lease agreements is measured by discounting future fixed payment flows, which do not include projected inflation, at market interest rates, estimated using the Company's intrinsic risk spread.
The discount yield curves used are constructed based on observable data. Market interest rates were extracted from B3, and the Company's risk spread is estimated from debt securities issued by companies with comparable risk. The final discount curve reflects the Company's incremental loan interest rate.
21.b. Critical estimates and judgments – Leases
Determining the lease term of contracts that have renewal or termination option clauses. The Company and its subsidiaries determine the lease term as the non-cancellable contractual term, together with the periods included in a possible renewal option to the extent that such renewal is assessed as reasonably certain and with periods covered by an option to terminate the contract at to the extent that it is also assessed as reasonably certain. The Company and its subsidiaries have several lease agreements that include renewal and termination options.
The Company and its subsidiaries apply judgment when assessing whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. In this assessment, it considers all relevant factors that create an economic incentive to exercise renewal or termination. After the initial measurement, the Company and its subsidiaries reassess the lease term if there is a significant event or change in circumstances that is within their control and will affect their ability to exercise or not exercise the option to renew or terminate (for example, carrying out significant improvements or customizations to the leased asset).
The Company and its subsidiaries are not able to readily determine the interest rate implicit in the lease. Accordingly, this assessment requires Management to consider estimates when observable rates are not available or when they need to be adjusted to reflect the terms and conditions of a lease. The Company and its subsidiaries estimate the incremental rate using observable data (such as market interest rates), when available, and considers in this estimate aspects that are specific to the Company and its subsidiaries.
21.c. Breakdown

	12.31.2024			12.31.2023
	Current	Non-current	Total	Current	Non-current	Total
Leases (c.1)	4,520,626	10,725,980	15,246,606	3,877,090	9,718,949	13,596,039

Debentures – 7th issue (c.2)	1,695,214	2,000,000	3,695,214	221,589	3,500,000	3,721,589

Loans and financing (c.3)	232,118	1,572,592	1,804,710	376,981	1,042,618	1,419,599
5G Licences (c.3.1)	62,811	942,159	1,004,970	351,291	949,395	1,300,686
Liabilities for the acquisition of a company (c.3.2)	26,182	207,167	233,349	25,690	63,198	88,888
Tax Refinancing and Amnesty Program (c.3.3)	130,563	313,799	444,362	—	—	—
Financial institutions (c.3.4)	2,386	2,500	4,886	—	—	—
Other creditors (c.3.5)	10,176	106,967	117,143	—	30,025	30,025
Total	6,447,958	14,298,572	20,746,530	4,475,660	14,261,567	18,737,227
All liabilities shown in the table above were contracted in national currency (R$), except for the loan agreement entered into on September 26, 2024, between the Company's subsidiary - CloudCo Brasil and Telefónica Cybersecurity & Cloud Tech (a Telefónica Group company), which was contracted in foreign currency (euros).
21.c.1. Leases
The Company and its subsidiaries have contracts classified as leases, referring to: (i) rental of structures (towers and rooftops), resulting from sale and leaseback operations; (ii) rental of sites built in the Built to Suit (“BTS”) for the installation of antennas and other equipment and for transmission; (iii) rental of computer equipment; and (iv) rental of infrastructure and transmission means; offices, shops and commercial properties.
The weighted annual interest rate on lease contracts on December 31, 2024, is 12.17%, with an average maturity of 5.12 years (12.79% and 5.38 years on December 31, 2023, respectively).
The balances of the lease payables are as follows:

	12.31.2024	12.31.2023
Nominal value payable	20,401,868	18,075,084
Unrealized financial expenses	(5,155,262)	(4,479,045)
Present value payable	15,246,606	13,596,039

Current	4,520,626	3,877,090
Non-current	10,725,980	9,718,949
21.c.2. Debentures
On July 14, 2022, the Company completed the payment of the 7th issue of simple debentures, not convertible into shares, unsecured, in two series. A total of 3,500,000 debentures were issued with a nominal unit value of R$1,000.00 (one thousand Reais), with a total nominal value of R$3,500,000, the settlement of the respective public offering was concluded with restricted efforts, being: (i) 1st series, with a nominal value of R$1,500,000, pays CDI + 1.12% p.a. Interest will be paid in semi-annual installments from January 12, 2023 and the principal will be paid upon maturity on July 12, 2025; and (ii) 2nd series, with a nominal value of R$2,000,000, pays CDI + 1.35% p.a. Interest will be paid in semi-annual installments from January 12, 2023 and the principal will be paid on July 12, 2027.
The debentures have a sustainability component (Debentures linked to Environmental, Social and Corporate Governance (“ESG”) performance), which allows them to be classified as “Sustainability-linked”, under the terms required by the International Capital Market Association in the Sustainability-Linked Bond Principles, June 2020 version.
The debentures are subject to early maturity events, standard for this type of offer, as set out in clause 6.30 of “Early Maturity” of the Deed of Issuance (“Deed”), automatically or not, such as: (i) non-compliance , by the Company, of any pecuniary or non-pecuniary obligation relating to the debentures and/or provided for in the Deed, not resolved within the deadlines provided for in the Deed; (ii) liquidation, dissolution or extinction of the Company in the manner provided for in the Deed; (iii) spin-off, merger, incorporation, incorporation of shares or any form of corporate reorganization involving the Company, as provided for in the Deed; (iv) early maturity of any debts and/or financial obligations of the Company within the scope of the financial market and capital market operations, local or international, under the terms set out in the Deed; (v) make the distribution and/or payment of dividends, interest on equity or make any other payments to its shareholders, if the Company is in default with any of its pecuniary obligations relating to the debentures; (vi) transfer, by the Company, by any means, assignment or promise of assignment to third parties, of the rights and obligations acquired or assumed in the documents relating to the debentures; (vii) reduction of the Company's share capital, as provided for in article 174, paragraph 3, of the Brazilian Corporation Law, except if for (a) absorption of losses or (b) distribution of resources to the Company's shareholders, up to the limit of 15% of the Company's share capital, individually or in aggregate, on the date of execution of the Deed of Issue; and (viii) disposal of, or creation of liens or encumbrances on, relevant operating assets of the Company, provided that they represent, individually or in aggregate, 15% or more of the Company's total assets, based on the Periodic Financial Statements immediately prior to the date of the event.
Failure to comply with any of the above covenants could result in default under the debenture indenture, which would have a material adverse effect on the Company's financial condition. These clauses are strictly monitored by the Company, aiming to ensure compliance with contractual obligations and guarantee the continuity of the debenture and maintenance of the Company's financial situation.
On December 31, 2024 and 2023, all applicable covenants had been complied with by the Company.
21.c.3. Loans and financing
21.c.3.1. 5G licenses
On December 3, 2021, Term authorizations were signed with ANATEL from its auctions for the implementation of 5G technology, the Company having presented successful bids. These authorizations are valid for 20 years associated with authorizations for the provision of SMP, renewable successively, for consideration, under the terms of Law No. 9,472/1997.
These amounts are being updated by the reference rate of the Special Settlement and Custody System (“SELIC“) (10.88% and 13.03% in 2024 and 2023, respectively).
These Terms are guaranteed by insurance contracts.
21.c.3.2. Liabilities for the acquisition of a company
Refer to liabilities arising from the acquisitions of Vita IT, Vale Saúde Sempre and IPNET, described below, whose balances were R$233,349 and R$88,888 on December 31, 2024 and 2023, respectively.
Acquisition of Vita IT by TIS
The total consideration transferred for the acquisition in 2022 of Vita IT by TIS, an indirect subsidiary of the Company, was R$110,220, adjusted by the IPCA from the transaction date until the actual payment. Of this amount, R$42,000 was paid in cash upon completion of the transaction and the remainder will be paid in accordance with contractual clauses. The balances on December 31, 2024 and 2023 were R$63,579 and R$63,605, respectively.
Acquisition of Vale Saúde Sempre by POP
The total consideration transferred for the acquisition of Vale Saúde Sempre by POP, including the price adjustments agreed between the parties, was R$62,033, adjusted by the variation in the DI rate that occurred between the transaction date and the respective payment. Of this amount, R$37,029 was paid in cash upon completion of the transaction and the remainder will be paid, in accordance with contractual clauses. The balances on December 31, 2024 and 2023 were R$3,578 and R$25,283, respectively.
Acquisition of IPNET by CloudCo
The total consideration transferred for the acquisition of IPNET by CloudCo Brasil in 2024, including the price adjustments agreed between the parties, was R$223,799, updated by the variation in the IPCA/SELIC rate that occurred between the date of the transaction and the respective payment. Of this amount, R$60,007 was paid in cash upon completion of the transaction and the remainder will be paid in accordance with contractual clauses. The balance on December 31, 2024 was R$166,192.
21.c.3.3. Tax amnesty program
As described in Note 20.c), in 2024 Management, under the advice of its legal counsel, joined the Amnesty and Refinancing Programs for ICMS in the States of São Paulo and Paraná. As a result, the remaining balance of R$484,654 was classified as financing, which will be partially settled by offsetting a judicial deposit (for the State of São Paulo) and the remainder will be paid in up to 60 installments adjusted by the SELIC interest rate.
21.c.3.4. Financial institutions
IPNET, a company acquired by CloudCo Brasil in 2024, has a bank loan with Caixa Econômica Federal, with a remuneration of CDI + 2.92% per year. Interest and principal are paid in monthly installments, with the final installment due on July 17, 2026.
21.c.3.5. Other creditors
They include information on transactions for the subscription of senior shares in the Vivo Money FIDCs and the loan agreement of the subsidiary CloudCo Brasil, described below, whose balances on December 31, 2024 and 2023 were R$117,143 and R$30,025, respectively.
Subscriptions for senior shares in Vivo Money
In 2023 and 2024, Polígono made contributions to Vivo Money and Vivo Money II, through the subscription of senior shares, being: (i) in 2023: contributions of R$30,000 to Vivo Money; and R$25 on Vivo Money II; (ii) in 2024: contributions of R$37,289 to Vivo Money and R$804 to Vivo Money II.
These contributions mature on July 31, 2028, remuneration of 100% of the CDI, year 252 days, spread of 3.75% p.a. and amortization of the principal from August 31, 2025.
The balances on December 31, 2024 and 2023 were R$68,118 and R$30,025, respectively.
Loan agreement between CloudCo Brasil and Telefónica Cybersecurity & Cloud Tech (“TCCT”)
On September 26, 2024, the Company's subsidiary - CloudCo Brasil and TCCT (a Telefónica Group member company), entered into a loan agreement in the amount of €7,394 thousand (equivalent to R$44,991, principal amount), providing CloudCo Brasil with the financial capacity to meet its obligations for the acquisition of IPNET.
The principal amount will be adjusted daily, until the date of effective settlement, by the Euribor 6M rate + 240 bps per year, from the date the principal is made available until the date of its effective payment (“interest”). Interest will be paid semi-annually starting on March 27, 2025 and the principal will be paid on September 27, 2027.
To mitigate risk exposure, a swap was contracted exchanging the exchange rate risk and fixed interest for CDI + 1.795% p.a.
The balance on December 31, 2024 was R$49,025.

			Loans and financing
Year	Leases	Debentures	5G Licences	Liabilities for the acquisition of a company	Refinancing and Amnesty Program	Financial institutions	Other creditors	Total
2026	3,481,994	—	62,811	37,321	91,817	2,500	22,707	3,699,150
2027	2,520,201	2,000,000	62,811	45,550	91,817	—	71,016	4,791,395
2028	1,896,077	—	62,811	29,829	91,817	—	13,244	2,093,778
2029	1,335,348	—	62,811	94,467	38,348	—	—	1,530,974
2030 onwards	1,492,360	—	690,915	—	—	—	—	2,183,275
Total	10,725,980	2,000,000	942,159	207,167	313,799	2,500	106,967	14,298,572
21.e. Changes

			Loans and financing
	Leases	Debentures	5G Licences	Financial institutions	Liabilities for the acquisition of a company	Refinancing and Amnesty Program	Other creditors	Total
Balance on December 31, 2022	12,032,603	3,736,833	1,843,971	1,073,090	615,299	—	—	19,301,796
Additions(1)	4,738,994	—	—	—	—	—	30,025	4,769,019
Exchange variation (Note 28.)	—	—	—	(52,254)	—	—	—	(52,254)
Financial charges (Note 28.)	1,392,570	486,521	105,563	68,517	38,070	—	943	2,092,184
Business combination – Vale Saúde Sempre	—	—	—	—	25,815	—	—	25,815
Dispute settlement agreement - Acquisition of Oi mobile UPI – Reversion to results for the period (Notes 27. and 28.)	—	—	—	—	(277,507)	—	—	(277,507)
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits	—	—	—	—	(277,507)	—	—	(277,507)
Write-offs (cancellation of contracts)	(331,827)	—	—	—	(6,271)	—	—	(338,098)
Write-offs (payments), principal	(2,754,909)	—	(616,936)	(1,056,060)	(24,038)	—	—	(4,451,943)
Write-offs (payments), financial charges	(1,481,392)	(501,765)	(31,912)	(33,293)	(4,973)	—	(943)	(2,054,278)
Balance on December 31, 2023	13,596,039	3,721,589	1,300,686	—	88,888	—	30,025	18,737,227
Additions(1)	4,774,379	—	—	—	—	484,654	83,084	5,342,117
Exchange variation (Note 28.)	—	—	—	—	—	—	2,598	2,598
Financial charges (Note 28.)	1,630,993	417,048	54,587	73	7,458	21,443	9,759	2,141,361
Business combination – IPNET (Note 1.c.2.)	—	—	—	5,563	163,792	—	—	169,355
Write-offs (cancellation of contracts)	(69,121)	—	—	—	—	—	—	(69,121)
Write-offs (payments), principal	(3,081,545)	—	(331,687)	(750)	(22,927)	(58,130)	—	(3,495,039)
Write-offs (payments), financial charges	(1,600,192)	(443,423)	(18,616)	—	(3,862)	(3,605)	(8,323)	(2,078,021)
Other changes	(3,947)	—	—	—	—	—	—	(3,947)
Balance on December 31, 2024	15,246,606	3,695,214	1,004,970	4,886	233,349	444,362	117,143	20,746,530